Expense Example	Dec. 29, 2025 USD ($)
OneAscent Large Cap Core ETF | OneAscent Large Cap Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	717
OneAscent Core Plus Bond ETF | OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
OneAscent International Equity ETF | OneAscent International Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
OneAscent Emerging Markets ETF | OneAscent Emerging Markets ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	673
Expense Example, with Redemption, 10 Years	$ 1,480